Finance Receivables - Summary of Disclosure Of Financial Receivables Of Geographical Areas (Detail)	Mar. 31, 2026	Mar. 31, 2025
North America [Member]
Statements [Line Items]
Finance receivables, percentage	52.20%	53.90%
Europe [Member]
Statements [Line Items]
Finance receivables, percentage	15.40%	15.00%
Asia [Member]
Statements [Line Items]
Finance receivables, percentage	11.40%	11.70%
Japan [Member]
Statements [Line Items]
Finance receivables, percentage	10.00%	8.90%
Other Regions [Member]
Statements [Line Items]
Finance receivables, percentage	11.00%	10.50%